Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	2,215,613
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 73.44
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 8 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 19.2
PSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	1,012,268
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 69.58
Weighted-Average Remaining Contractual (years)	5 years 2 months 12 days	4 years 4 months 24 days
Aggregate Intrinsic Value	$ 82.3	$ 73.9
PSUs Granted (in shares)	149,664
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 101.51
Performance units issued (in shares)	20,688
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 103.33
Exercised (in shares)	(100,242)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 12.09
Number of Units Outstanding (in shares), Ending	1,082,378	1,012,268
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 69.36	$ 69.58
Vested or expected to vest, shares (in shares)	1,082,378
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 69.36
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 82.3
Exercisable, number of units (in shares)	762,185
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 52.62
Exercisable, weighted-average remaining contractual (years)	3 years 8 months 12 days
Exercisable, aggregate intrinsic value	$ 58.0